Equity - Schedule of Changes in Currency Translation Reserve (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Opening balance	€ (4,013)
Closing balance	(3,616)	€ (4,013)
Currency translation reserve [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	(2,079)	(2,043)
Unrealised revaluations	84	(134)
Realised gains/losses transferred to the statement of profit or loss		(138)
Exchange rate differences	(734)	236
Closing balance	€ (2,729)	€ (2,079)